Note 9 - Short-Term Borrowings (Details) - Outstanding Balances and Related Information of Short-Term Borrowings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding Balances and Related Information of Short-Term Borrowings [Abstract]
Balance at year-end	$ 10,809	$ 6,538	$ 7,392
Average balance outstanding	8,806	7,005	7,276
Maximum month-end balance	$ 17,351	$ 7,458	$ 7,552
Weighted-average rate at year-end	1.44%	2.97%	3.14%
Weighted-average rate during the year	3.15%	3.73%	3.23%